Issued capital and reserves - Capital Transactions (Details) - USD ($)				1 Months Ended	2 Months Ended	12 Months Ended
	Jul. 07, 2025	Sep. 26, 2023	Apr. 12, 2023	Oct. 31, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Apr. 26, 2024	Apr. 22, 2024	Apr. 09, 2024	Feb. 12, 2024
Disclosure of analysis of other comprehensive income by item [line items]
Share price per ADS (usd per share)	$ 14.0	$ 70.75	$ 51.50
Issue of shares and warrants	$ 195,000,001	$ 5,999,999	$ 20,000,000	$ 4,263,193
Transaction costs						$ 13,992,000	$ 551,000
Notional amount									$ 41,315,000	$ 5,000,000	$ 54,935,000	$ 9,000,000.0
Shares issued (in shares)						1,599,589,702	246,262,004	251,408,922
Borrowings, interest rate												9.50%
Ordinary shares
Disclosure of analysis of other comprehensive income by item [line items]
Issue of shares and warrants (in shares)	1,171,987,620		38,834,952	30,451,300	125,943,130
Issue of shares and warrants	$ 13,736,376	89,046	$ 423,301	$ 354,167
Share premium
Disclosure of analysis of other comprehensive income by item [line items]
Issue of shares and warrants	181,263,625	5,910,953	19,576,699	$ 3,909,026	$ 76,300
Transaction costs	$ 14,000,000.0	$ 600,000	$ 400,000			$ 13,992,000	$ 551,000